Weighted-Average Assumptions Used to Determine Benefit Obligations, Japanese Plans (Detail) (Japanese plans)	Mar. 31, 2014	Mar. 31, 2013
Japanese plans
Defined Benefit Plan Disclosure [Line Items]
Discount rate	1.20%	1.30%
Rate of compensation increase	4.20%	2.20%